UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 98.07%

Advertising Agency 3.71%
Interpublic Group of Cos., Inc. (The)*(a)	25,523,821	$214,655
R.H. Donnelley Corp.*(a)	7,658,074	38,750
Total		253,405

Agriculture, Fishing & Ranching 0.50%
Monsanto Co.	306,960	34,226

Auto Parts: After Market 1.69%
Genuine Parts Co.	2,866,591	115,294

Auto Parts: Original Equipment 0.58%
ArvinMeritor, Inc.	3,174,249	39,710

Banks 0.66%
Comerica Inc.	240,200	8,426
Fifth Third Bancorp	568,200	11,887
M&T Bank Corp.	136,800	11,010
Zions Bancorp.	299,800	13,656
Total		44,979

Beverage: Soft Drinks 2.25%
Coca-Cola Enterprises Inc.	6,359,750	153,906

Building: Materials 0.39%
Owens Corning*	1,457,200	26,419

Chemicals 3.22%
Chemtura Corp.(a)	11,673,068	85,680
Eastman Chemical Co.	2,147,455	134,109
Total		219,789

Commercial Information Services 1.13%
Arbitron Inc.(a)	1,789,854	77,250

Communications Technology 8.97%
ADC Telecommunications, Inc.*(a)	7,296,904	88,147
JDS Uniphase Corp.*(a)	17,329,491	232,042
McAfee, Inc.*	6,048,450	200,143
Tellabs, Inc.*	16,989,145	92,591
Total		612,923

Computer Services, Software & Systems 2.18%
Cadence Design Systems, Inc.*	2,355,479	25,157
Openwave Systems, Inc.(a)	6,490,403	15,901
Sybase, Inc.*	4,107,103	108,017
Total		149,075

Consumer Products 1.86%
Snap-on Inc.	2,500,841	127,168

Containers & Packaging: Paper & Plastic 2.07%
Pactiv Corp.*	5,403,708	141,631

Diversified Manufacturing 2.16%
Ball Corp.	3,217,569	147,815

Diversified Production 0.50%
Pentair, Inc.	1,081,300	34,493

Drug & Grocery Store Chains 2.97%
Kroger Co. (The)	3,940,700	100,094
Safeway, Inc.	3,500,648	102,744
Total		202,838

Drugs & Pharmaceuticals 4.66%
King Pharmaceuticals, Inc.*(a)	15,890,669	138,249
Mylan Laboratories, Inc.(a)	15,560,571	180,503
Total		318,752

Engineering & Contracting Services 0.80%
KBR, Inc.	1,981,649	54,951

Fertilizers 0.75%
Mosaic Co. (The)*	500,219	51,322

Foods 3.06%
Dean Foods Co.	4,877,926	97,997
Smithfield Foods, Inc.*	4,329,018	111,516
Total		209,513

Health & Personal Care 0.93%
HealthSouth Corp.*	3,583,108	63,743

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2008

		Value
Investments	Shares	(000)
Healthcare Management Services 0.24%
Aetna, Inc.	382,774	$16,111

Household Furnishings 0.50%
Newell Rubbermaid, Inc.	1,481,578	33,884

Identification Control & Filter
Devices 1.11%
Hubbell, Inc., Class B	1,742,287	76,121

Insurance: Life 1.43%
Conseco, Inc.*(a)	9,576,345	97,679

Insurance: Property-Casualty 3.28%
ACE Ltd. (Bermuda)(b)	1,677,400	92,358
PartnerRe Ltd. (Bermuda)(b)	1,731,038	132,078
Total		224,436

Machinery: Engines 0.99%
Cummins, Inc.	1,447,456	67,770

Machinery: Oil Well Equipment & Services 1.89%
Halliburton Co.	3,288,095	129,321

Medical & Dental Instruments & Supplies 1.29%
Covidien Ltd. (Bermuda)(b)	1,989,835	88,050

Metal Fabricating 1.88%
Timken Co. (The)	4,328,387	128,640

Miscellaneous: Equipment 0.84%
W.W. Grainger, Inc.	749,566	57,259

Offshore Drilling 1.50%
Transocean Inc (Cayman Islands)*(b)	758,747	102,583

Oil: Crude Producers 3.95%
EOG Resources, Inc.	1,141,835	137,020
Range Resources Corp.	2,091,200	132,687
Total		269,707

Paints & Coatings 0.59%
Valspar Corp. (The)	2,027,113	40,218

Paper 2.09%
AbitibiBowater, Inc. (Canada)(a)(b)	5,165,679	66,689
MeadWestvaco Corp.	2,800,607	76,232
Total		142,921

Publishing: Miscellaneous 2.89%
Idearc Inc.(a)	8,805,792	32,053
R.R. Donnelley & Sons Co.	5,456,777	165,395
Total		197,448

Publishing: Newspapers 0.76%
Gannett Co., Inc.	1,782,700	51,787

Restaurants 1.23%
Brinker International, Inc.	4,529,720	84,026

Retail 3.68%
Foot Locker, Inc.	5,744,503	67,613
Macy’s, Inc.	3,149,482	72,627
OfficeMax, Inc.(a)	5,832,753	111,639
Total		251,879

Services: Commercial 1.32%
Allied Waste Industries, Inc.*	8,337,903	90,133

Tires & Rubber 1.43%
Goodyear Tire & Rubber Co. (The)*	3,781,700	97,568

Utilities: Electrical 9.95%
Ameren Corp.	3,848,581	169,491
CMS Energy Corp.	10,614,858	143,725
NiSource Inc.	10,328,784	178,068
Northeast Utilities System	6,657,892	163,385
Puget Energy, Inc.	992,763	25,683
Total		680,352

Utilities: Gas Distributors 0.49%
Southwest Gas Corp.	1,197,061	33,470

Utilities: Telecommunications 9.70%
CenturyTel, Inc.	3,355,969	111,552

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2008

		Value
Investments	Shares	(000)
Utilities: Telecommunications (continued)
EMBARQ Corp.	5,032,573	$201,806
Qwest Communications International, Inc.	43,967,661	199,174
Windstream Corp.	12,582,626	150,362
Total		662,894

Total Long-Term Investments (cost $7,519,877,086)		6,703,459

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.29%

Repurchase Agreement
Repurchase Agreement dated 3/31/2008, 1.73% due 4/1/2008 with State Street Bank & Trust Co. collateralized by $115,000,000 of U.S. Treasury Bonds at 8.125% due 8/15/2019; value: $160,943,627; proceeds: $156,700,901 (cost $156,693,371)	$156,693	156,693

Total Investments in Securities 100.36% (cost $7,676,570,457)		6,860,152
Liabilities in Excess of Other Assets (0.36%)		(24,316)
Net Assets 100.00%		$6,835,836

*   Non-income producing security.

(a) Affiliated issuer (holding represents 5% or more of the underlying  issuer’s outstanding voting shares).

(b) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d) Fair Value Measurements–The Fund adopted Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$6,703,458,249	$-
Level 2 - Other Significant Observable Inputs	156,693,371	-
Total	$6,860,151,620	$-

3.   FEDERAL TAX INFORMATION

As of March 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$7,704,783,853
Gross unrealized gain	783,997,000
Gross unrealized loss	(1,628,629,233)
Net unrealized security loss	$(844,632,233)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2008:

Affiliated Issuer	Balance of Shares Held at 12/31/2007		Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2008	Value at 3/31/2008	Realized Gain (Loss) 1/1/2008 to 3/31/2008(a)	Dividend Income 1/1/2008 to 3/31/2008(a)
AbitibiBowater Inc.	4,643,479		522,200	(-)	5,165,679	$66,688,916	$-	$-
ADC Telecommunications, Inc.	7,195,304		103,000	(1,400)	7,296,904	88,146,600	(9,391)	-
Arbitron Inc.	1,703,854		95,800	(9,800)	1,789,854	77,250,099	(62,776)	178,986
Chemtura Corp.(b)	12,325,088		-	(652,020)	11,673,068	-	(781,392)	610,783
Conseco, Inc.	10,094,417		689,300	(1,207,372)	9,576,345	97,678,719	(9,629,003)	-
Idearc Inc.	3,189,308	(c)	5,616,484	(-)	8,805,792	32,053,083	-	-
Interpublic Group of Cos. (The)	25,017,421		635,600	(129,200)	25,523,821	214,655,335	(488,760)	-
JDS Uniphase Corp.	17,412,291		498,800	(581,600)	17,329,491	232,041,884	(4,883,382)	-
King Pharmaceuticals, Inc.	15,273,869		616,800	(-)	15,890,669	138,248,820	-	-
Mylan, Inc.	14,224,171	(c)	1,387,700	(51,300)	15,560,571	180,502,624	-	-
OfficeMax, Inc.	5,702,353		145,900	(15,500)	5,832,753	111,638,892	(95,965)	874,913
Openwave Systems, Inc.	6,323,893		166,510	(-)	6,490,403	15,901,487	-	-
R.H. Donnelley Corp.	5,401,174		2,280,700	(23,800)	7,658,074	38,749,854	(410,337)	-
Sybase, Inc.(b)	4,704,203		-	(597,100)	4,107,103	-	2,844,229	-
Total						$1,293,556,313	$(13,516,777)	$1,664,682

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of March 31, 2008.

(c) Not an affiliated issuer as of December 31, 2007.

Notes to Schedule of Investments (unaudited)(concluded)

5.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

6.  RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2008